Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000129315
Shareholder Report [Line Items]
Fund Name	BlackRock Short Obligations Fund
Class Name	Institutional Shares
Trading Symbol	BISOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short Obligations Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund's Institutional Shares returned 3.94%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% and the ICE BofA 6-Month U.S. Treasury Bill Index, returned 3.89%.

What contributed to performance?

Asset allocation—namely, positions in U.S. Treasuries, commercial paper, and investment-grade corporate bonds—was the primary contributor to the Fund’s absolute performance. The Fund's cash position had no material impact on performance.

What detracted from performance?

At a time of positive returns for the broader fixed-income market, no aspect of the Fund’s positioning was a significant detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 6-Month U.S. Treasury Bill Index
Aug 16	$10,009	$9,989	$10,001
Sep 16	$10,017	$9,983	$10,010
Oct 16	$10,026	$9,906	$10,016
Nov 16	$10,035	$9,672	$10,018
Dec 16	$10,048	$9,686	$10,023
Jan 17	$10,057	$9,705	$10,030
Feb 17	$10,077	$9,770	$10,036
Mar 17	$10,078	$9,765	$10,035
Apr 17	$10,088	$9,840	$10,043
May 17	$10,109	$9,916	$10,049
Jun 17	$10,119	$9,906	$10,059
Jul 17	$10,130	$9,949	$10,069
Aug 17	$10,141	$10,038	$10,083
Sep 17	$10,152	$9,990	$10,090
Oct 17	$10,154	$9,996	$10,100
Nov 17	$10,165	$9,983	$10,107
Dec 17	$10,171	$10,029	$10,118
Jan 18	$10,174	$9,913	$10,129
Feb 18	$10,187	$9,819	$10,136
Mar 18	$10,192	$9,882	$10,150
Apr 18	$10,208	$9,809	$10,165
May 18	$10,237	$9,879	$10,182
Jun 18	$10,246	$9,867	$10,199
Jul 18	$10,265	$9,869	$10,216
Aug 18	$10,296	$9,932	$10,235
Sep 18	$10,316	$9,868	$10,250
Oct 18	$10,327	$9,790	$10,269
Nov 18	$10,349	$9,849	$10,290
Dec 18	$10,365	$10,030	$10,312
Jan 19	$10,410	$10,136	$10,336
Feb 19	$10,432	$10,131	$10,355
Mar 19	$10,467	$10,325	$10,380
Apr 19	$10,480	$10,328	$10,402
May 19	$10,514	$10,511	$10,427
Jun 19	$10,547	$10,643	$10,455
Jul 19	$10,570	$10,666	$10,475
Aug 19	$10,601	$10,943	$10,503
Sep 19	$10,621	$10,885	$10,521
Oct 19	$10,641	$10,917	$10,548
Nov 19	$10,659	$10,912	$10,560
Dec 19	$10,677	$10,904	$10,577
Jan 20	$10,705	$11,114	$10,593
Feb 20	$10,721	$11,314	$10,621
Mar 20	$10,630	$11,247	$10,676
Apr 20	$10,729	$11,447	$10,676
May 20	$10,772	$11,501	$10,674
Jun 20	$10,792	$11,573	$10,676
Jul 20	$10,810	$11,746	$10,680
Aug 20	$10,817	$11,651	$10,681
Sep 20	$10,811	$11,645	$10,683
Oct 20	$10,816	$11,593	$10,684
Nov 20	$10,821	$11,707	$10,686
Dec 20	$10,824	$11,723	$10,688
Jan 21	$10,828	$11,639	$10,689
Feb 21	$10,830	$11,471	$10,691
Mar 21	$10,822	$11,327	$10,693
Apr 21	$10,825	$11,417	$10,694
May 21	$10,838	$11,454	$10,694
Jun 21	$10,830	$11,535	$10,694
Jul 21	$10,832	$11,664	$10,695
Aug 21	$10,835	$11,641	$10,696
Sep 21	$10,837	$11,541	$10,697
Oct 21	$10,829	$11,537	$10,697
Nov 21	$10,820	$11,572	$10,697
Dec 21	$10,823	$11,542	$10,698
Jan 22	$10,804	$11,293	$10,693
Feb 22	$10,795	$11,167	$10,691
Mar 22	$10,756	$10,857	$10,686
Apr 22	$10,749	$10,445	$10,689
May 22	$10,766	$10,512	$10,702
Jun 22	$10,743	$10,347	$10,694
Jul 22	$10,777	$10,600	$10,704
Aug 22	$10,793	$10,301	$10,718
Sep 22	$10,779	$9,856	$10,735
Oct 22	$10,802	$9,728	$10,753
Nov 22	$10,849	$10,086	$10,792
Dec 22	$10,891	$10,040	$10,838
Jan 23	$10,957	$10,349	$10,874
Feb 23	$10,978	$10,082	$10,906
Mar 23	$11,014	$10,338	$10,964
Apr 23	$11,072	$10,400	$11,001
May 23	$11,111	$10,287	$11,028
Jun 23	$11,139	$10,250	$11,081
Jul 23	$11,204	$10,243	$11,127
Aug 23	$11,258	$10,178	$11,177
Sep 23	$11,291	$9,919	$11,227
Oct 23	$11,349	$9,763	$11,278
Nov 23	$11,418	$10,205	$11,336
Dec 23	$11,490	$10,595	$11,395
Jan 24	$11,539	$10,566	$11,445
Feb 24	$11,574	$10,417	$11,485
Mar 24	$11,623	$10,513	$11,536
Apr 24	$11,671	$10,248	$11,582
May 24	$11,721	$10,421	$11,637
Jun 24	$11,781	$10,520	$11,686
Jul 24	$11,854	$10,766	$11,748
Aug 24	$11,915	$10,920	$11,810
Sep 24	$11,975	$11,067	$11,871
Oct 24	$12,011	$10,792	$11,909
Nov 24	$12,045	$10,906	$11,953
Dec 24	$12,092	$10,728	$12,005
Jan 25	$12,150	$10,785	$12,047
Feb 25	$12,192	$11,022	$12,086
Mar 25	$12,238	$11,026	$12,127
Apr 25	$12,283	$11,070	$12,169
May 25	$12,329	$10,990	$12,206
Jun 25	$12,373	$11,159	$12,249
Jul 25	$12,420	$11,130	$12,289
Aug 25	$12,478	$11,263	$12,346
Sep 25	$12,523	$11,386	$12,390
Oct 25	$12,568	$11,457	$12,433
Nov 25	$12,611	$11,528	$12,471
Dec 25	$12,655	$11,511	$12,518
Jan 26	$12,698	$11,523	$12,553
Feb 26	$12,737	$11,712	$12,587
Mar 26	$12,754	$11,506	$12,620
Apr 26	$12,795	$11,519	$12,656
May 26	$12,838	$11,554	$12,691
Jun 26	$12,866	$11,582	$12,722
Jul 26	$12,909	$11,431	$12,767

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	3.94%	3.57%	2.59%
Bloomberg U.S. Aggregate Bond Index...
	2.71	(0.40)	1.35
ICE BofA 6-Month U.S. Treasury Bill Index...
	3.89	3.61	2.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 961,614,365
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 1,239,508
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$961,614,365
Number of Portfolio Holdings...
228
Net Investment Advisory Fees...
$1,239,508
Portfolio Turnover Rate...
52%

Holdings [Text Block]

Portfolio composition

Maturity allocation

Table Summary
Asset Type	Percent of Net Assets
Corporate Bonds...
44.2%
Asset-Backed Securities...
8.2
U.S. Treasury Obligations...
2.3
Foreign Agency Obligations...
0.6
Municipal Bonds...
0.5
Short-Term Securities...
44.1
Other Assets Less Liabilities...
0.1
Table Summary
Percent of Net Assets
1-7 days...
5.6%
8-14 days...
5.9
15-30 days...
4.0
31-60 days...
7.7
61-90 days...
4.2
91-120 days...
9.4
121-150 days...
0.8
>150 days...
62.4

C000198747
Shareholder Report [Line Items]
Fund Name	BlackRock Short Obligations Fund
Class Name	Investor A Shares
Trading Symbol	BASOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short Obligations Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund's Investor A Shares returned 3.63%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% and the ICE BofA 6-Month U.S. Treasury Bill Index, returned 3.89%.

What contributed to performance?

Asset allocation—namely, positions in U.S. Treasuries, commercial paper, and investment-grade corporate bonds—was the primary contributor to the Fund’s absolute performance. The Fund's cash position had no material impact on performance.

What detracted from performance?

At a time of positive returns for the broader fixed-income market, no aspect of the Fund’s positioning was a significant detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 6-Month U.S. Treasury Bill Index
Aug 16	$10,006	$9,989	$10,001
Sep 16	$10,012	$9,983	$10,010
Oct 16	$10,028	$9,906	$10,016
Nov 16	$10,035	$9,672	$10,018
Dec 16	$10,035	$9,686	$10,023
Jan 17	$10,042	$9,705	$10,030
Feb 17	$10,059	$9,770	$10,036
Mar 17	$10,067	$9,765	$10,035
Apr 17	$10,075	$9,840	$10,043
May 17	$10,083	$9,916	$10,049
Jun 17	$10,091	$9,906	$10,059
Jul 17	$10,100	$9,949	$10,069
Aug 17	$10,109	$10,038	$10,083
Sep 17	$10,118	$9,990	$10,090
Oct 17	$10,127	$9,996	$10,100
Nov 17	$10,137	$9,983	$10,107
Dec 17	$10,140	$10,029	$10,118
Jan 18	$10,141	$9,913	$10,129
Feb 18	$10,142	$9,819	$10,136
Mar 18	$10,155	$9,882	$10,150
Apr 18	$10,169	$9,809	$10,165
May 18	$10,186	$9,879	$10,182
Jun 18	$10,202	$9,867	$10,199
Jul 18	$10,220	$9,869	$10,216
Aug 18	$10,238	$9,932	$10,235
Sep 18	$10,256	$9,868	$10,250
Oct 18	$10,275	$9,790	$10,269
Nov 18	$10,284	$9,849	$10,290
Dec 18	$10,308	$10,030	$10,312
Jan 19	$10,341	$10,136	$10,336
Feb 19	$10,362	$10,131	$10,355
Mar 19	$10,395	$10,325	$10,380
Apr 19	$10,416	$10,328	$10,402
May 19	$10,448	$10,511	$10,427
Jun 19	$10,479	$10,643	$10,455
Jul 19	$10,489	$10,666	$10,475
Aug 19	$10,519	$10,943	$10,503
Sep 19	$10,537	$10,885	$10,521
Oct 19	$10,565	$10,917	$10,548
Nov 19	$10,571	$10,912	$10,560
Dec 19	$10,587	$10,904	$10,577
Jan 20	$10,614	$11,114	$10,593
Feb 20	$10,639	$11,314	$10,621
Mar 20	$10,546	$11,247	$10,676
Apr 20	$10,643	$11,447	$10,676
May 20	$10,684	$11,501	$10,674
Jun 20	$10,702	$11,573	$10,676
Jul 20	$10,707	$11,746	$10,680
Aug 20	$10,711	$11,651	$10,681
Sep 20	$10,714	$11,645	$10,683
Oct 20	$10,717	$11,593	$10,684
Nov 20	$10,708	$11,707	$10,686
Dec 20	$10,710	$11,723	$10,688
Jan 21	$10,711	$11,639	$10,689
Feb 21	$10,712	$11,471	$10,691
Mar 21	$10,712	$11,327	$10,693
Apr 21	$10,713	$11,417	$10,694
May 21	$10,714	$11,454	$10,694
Jun 21	$10,714	$11,535	$10,694
Jul 21	$10,714	$11,664	$10,695
Aug 21	$10,714	$11,641	$10,696
Sep 21	$10,704	$11,541	$10,697
Oct 21	$10,693	$11,537	$10,697
Nov 21	$10,693	$11,572	$10,697
Dec 21	$10,683	$11,542	$10,698
Jan 22	$10,673	$11,293	$10,693
Feb 22	$10,652	$11,167	$10,691
Mar 22	$10,621	$10,857	$10,686
Apr 22	$10,613	$10,445	$10,689
May 22	$10,628	$10,512	$10,702
Jun 22	$10,603	$10,347	$10,694
Jul 22	$10,623	$10,600	$10,704
Aug 22	$10,637	$10,301	$10,718
Sep 22	$10,632	$9,856	$10,735
Oct 22	$10,642	$9,728	$10,753
Nov 22	$10,687	$10,086	$10,792
Dec 22	$10,737	$10,040	$10,838
Jan 23	$10,789	$10,349	$10,874
Feb 23	$10,808	$10,082	$10,906
Mar 23	$10,852	$10,338	$10,964
Apr 23	$10,896	$10,400	$11,001
May 23	$10,933	$10,287	$11,028
Jun 23	$10,969	$10,250	$11,081
Jul 23	$11,019	$10,243	$11,127
Aug 23	$11,071	$10,178	$11,177
Sep 23	$11,112	$9,919	$11,227
Oct 23	$11,156	$9,763	$11,278
Nov 23	$11,221	$10,205	$11,336
Dec 23	$11,290	$10,595	$11,395
Jan 24	$11,348	$10,566	$11,445
Feb 24	$11,380	$10,417	$11,485
Mar 24	$11,426	$10,513	$11,536
Apr 24	$11,460	$10,248	$11,582
May 24	$11,518	$10,421	$11,637
Jun 24	$11,563	$10,520	$11,686
Jul 24	$11,632	$10,766	$11,748
Aug 24	$11,690	$10,920	$11,810
Sep 24	$11,747	$11,067	$11,871
Oct 24	$11,780	$10,792	$11,909
Nov 24	$11,823	$10,906	$11,953
Dec 24	$11,867	$10,728	$12,005
Jan 25	$11,910	$10,785	$12,047
Feb 25	$11,949	$11,022	$12,086
Mar 25	$12,004	$11,026	$12,127
Apr 25	$12,034	$11,070	$12,169
May 25	$12,077	$10,990	$12,206
Jun 25	$12,130	$11,159	$12,249
Jul 25	$12,174	$11,130	$12,289
Aug 25	$12,217	$11,263	$12,346
Sep 25	$12,270	$11,386	$12,390
Oct 25	$12,301	$11,457	$12,433
Nov 25	$12,341	$11,528	$12,471
Dec 25	$12,381	$11,511	$12,518
Jan 26	$12,421	$11,523	$12,553
Feb 26	$12,457	$11,712	$12,587
Mar 26	$12,471	$11,506	$12,620
Apr 26	$12,510	$11,519	$12,656
May 26	$12,549	$11,554	$12,691
Jun 26	$12,588	$11,582	$12,722
Jul 26	$12,615	$11,431	$12,767

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	3.63%	3.32%	2.35%
Bloomberg U.S. Aggregate Bond Index...
	2.71	(0.40)	1.35
ICE BofA 6-Month U.S. Treasury Bill Index...
	3.89	3.61	2.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 961,614,365
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 1,239,508
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$961,614,365
Number of Portfolio Holdings...
228
Net Investment Advisory Fees...
$1,239,508
Portfolio Turnover Rate...
52%

Holdings [Text Block]

Portfolio composition

Maturity allocation

Table Summary
Asset Type	Percent of Net Assets
Corporate Bonds...
44.2%
Asset-Backed Securities...
8.2
U.S. Treasury Obligations...
2.3
Foreign Agency Obligations...
0.6
Municipal Bonds...
0.5
Short-Term Securities...
44.1
Other Assets Less Liabilities...
0.1
Table Summary
Percent of Net Assets
1-7 days...
5.6%
8-14 days...
5.9
15-30 days...
4.0
31-60 days...
7.7
61-90 days...
4.2
91-120 days...
9.4
121-150 days...
0.8
>150 days...
62.4

C000119004
Shareholder Report [Line Items]
Fund Name	BlackRock Short Obligations Fund
Class Name	Class K Shares
Trading Symbol	BBSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short Obligations Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund's Class K Shares returned 4.14%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% and the ICE BofA 6-Month U.S. Treasury Bill Index, returned 3.89%.

What contributed to performance?

Asset allocation—namely, positions in U.S. Treasuries, commercial paper, and investment-grade corporate bonds—was the primary contributor to the Fund’s absolute performance. The Fund's cash position had no material impact on performance.

What detracted from performance?

At a time of positive returns for the broader fixed-income market, no aspect of the Fund’s positioning was a significant detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Class K Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 6-Month U.S. Treasury Bill Index
Aug 16	$10,009	$9,989	$10,001
Sep 16	$10,018	$9,983	$10,010
Oct 16	$10,037	$9,906	$10,016
Nov 16	$10,047	$9,672	$10,018
Dec 16	$10,050	$9,686	$10,023
Jan 17	$10,059	$9,705	$10,030
Feb 17	$10,079	$9,770	$10,036
Mar 17	$10,090	$9,765	$10,035
Apr 17	$10,101	$9,840	$10,043
May 17	$10,112	$9,916	$10,049
Jun 17	$10,124	$9,906	$10,059
Jul 17	$10,135	$9,949	$10,069
Aug 17	$10,147	$10,038	$10,083
Sep 17	$10,159	$9,990	$10,090
Oct 17	$10,172	$9,996	$10,100
Nov 17	$10,184	$9,983	$10,107
Dec 17	$10,191	$10,029	$10,118
Jan 18	$10,195	$9,913	$10,129
Feb 18	$10,199	$9,819	$10,136
Mar 18	$10,215	$9,882	$10,150
Apr 18	$10,231	$9,809	$10,165
May 18	$10,260	$9,879	$10,182
Jun 18	$10,269	$9,867	$10,199
Jul 18	$10,290	$9,869	$10,216
Aug 18	$10,321	$9,932	$10,235
Sep 18	$10,341	$9,868	$10,250
Oct 18	$10,352	$9,790	$10,269
Nov 18	$10,375	$9,849	$10,290
Dec 18	$10,391	$10,030	$10,312
Jan 19	$10,437	$10,136	$10,336
Feb 19	$10,460	$10,131	$10,355
Mar 19	$10,485	$10,325	$10,380
Apr 19	$10,509	$10,328	$10,402
May 19	$10,544	$10,511	$10,427
Jun 19	$10,577	$10,643	$10,455
Jul 19	$10,600	$10,666	$10,475
Aug 19	$10,623	$10,943	$10,503
Sep 19	$10,644	$10,885	$10,521
Oct 19	$10,675	$10,917	$10,548
Nov 19	$10,683	$10,912	$10,560
Dec 19	$10,702	$10,904	$10,577
Jan 20	$10,731	$11,114	$10,593
Feb 20	$10,759	$11,314	$10,621
Mar 20	$10,668	$11,247	$10,676
Apr 20	$10,769	$11,447	$10,676
May 20	$10,813	$11,501	$10,674
Jun 20	$10,833	$11,573	$10,676
Jul 20	$10,842	$11,746	$10,680
Aug 20	$10,848	$11,651	$10,681
Sep 20	$10,854	$11,645	$10,683
Oct 20	$10,859	$11,593	$10,684
Nov 20	$10,864	$11,707	$10,686
Dec 20	$10,868	$11,723	$10,688
Jan 21	$10,872	$11,639	$10,689
Feb 21	$10,865	$11,471	$10,691
Mar 21	$10,868	$11,327	$10,693
Apr 21	$10,871	$11,417	$10,694
May 21	$10,875	$11,454	$10,694
Jun 21	$10,878	$11,535	$10,694
Jul 21	$10,881	$11,664	$10,695
Aug 21	$10,884	$11,641	$10,696
Sep 21	$10,876	$11,541	$10,697
Oct 21	$10,878	$11,537	$10,697
Nov 21	$10,870	$11,572	$10,697
Dec 21	$10,863	$11,542	$10,698
Jan 22	$10,855	$11,293	$10,693
Feb 22	$10,837	$11,167	$10,691
Mar 22	$10,808	$10,857	$10,686
Apr 22	$10,802	$10,445	$10,689
May 22	$10,820	$10,512	$10,702
Jun 22	$10,797	$10,347	$10,694
Jul 22	$10,821	$10,600	$10,704
Aug 22	$10,838	$10,301	$10,718
Sep 22	$10,835	$9,856	$10,735
Oct 22	$10,848	$9,728	$10,753
Nov 22	$10,896	$10,086	$10,792
Dec 22	$10,950	$10,040	$10,838
Jan 23	$11,006	$10,349	$10,874
Feb 23	$11,028	$10,082	$10,906
Mar 23	$11,076	$10,338	$10,964
Apr 23	$11,124	$10,400	$11,001
May 23	$11,164	$10,287	$11,028
Jun 23	$11,204	$10,250	$11,081
Jul 23	$11,258	$10,243	$11,127
Aug 23	$11,313	$10,178	$11,177
Sep 23	$11,358	$9,919	$11,227
Oct 23	$11,405	$9,763	$11,278
Nov 23	$11,475	$10,205	$11,336
Dec 23	$11,548	$10,595	$11,395
Jan 24	$11,599	$10,566	$11,445
Feb 24	$11,635	$10,417	$11,485
Mar 24	$11,685	$10,513	$11,536
Apr 24	$11,734	$10,248	$11,582
May 24	$11,796	$10,421	$11,637
Jun 24	$11,845	$10,520	$11,686
Jul 24	$11,919	$10,766	$11,748
Aug 24	$11,982	$10,920	$11,810
Sep 24	$12,043	$11,067	$11,871
Oct 24	$12,080	$10,792	$11,909
Nov 24	$12,127	$10,906	$11,953
Dec 24	$12,163	$10,728	$12,005
Jan 25	$12,222	$10,785	$12,047
Feb 25	$12,265	$11,022	$12,086
Mar 25	$12,312	$11,026	$12,127
Apr 25	$12,358	$11,070	$12,169
May 25	$12,406	$10,990	$12,206
Jun 25	$12,464	$11,159	$12,249
Jul 25	$12,486	$11,130	$12,289
Aug 25	$12,559	$11,263	$12,346
Sep 25	$12,604	$11,386	$12,390
Oct 25	$12,651	$11,457	$12,433
Nov 25	$12,696	$11,528	$12,471
Dec 25	$12,741	$11,511	$12,518
Jan 26	$12,785	$11,523	$12,553
Feb 26	$12,824	$11,712	$12,587
Mar 26	$12,843	$11,506	$12,620
Apr 26	$12,885	$11,519	$12,656
May 26	$12,930	$11,554	$12,691
Jun 26	$12,959	$11,582	$12,722
Jul 26	$13,004	$11,431	$12,767

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	4.14%	3.63%	2.66%
Bloomberg U.S. Aggregate Bond Index...
	2.71	(0.40)	1.35
ICE BofA 6-Month U.S. Treasury Bill Index...
	3.89	3.61	2.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 961,614,365
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 1,239,508
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$961,614,365
Number of Portfolio Holdings...
228
Net Investment Advisory Fees...
$1,239,508
Portfolio Turnover Rate...
52%

Holdings [Text Block]

Portfolio composition

Maturity allocation

Table Summary
Asset Type	Percent of Net Assets
Corporate Bonds...
44.2%
Asset-Backed Securities...
8.2
U.S. Treasury Obligations...
2.3
Foreign Agency Obligations...
0.6
Municipal Bonds...
0.5
Short-Term Securities...
44.1
Other Assets Less Liabilities...
0.1
Table Summary
Percent of Net Assets
1-7 days...
5.6%
8-14 days...
5.9
15-30 days...
4.0
31-60 days...
7.7
61-90 days...
4.2
91-120 days...
9.4
121-150 days...
0.8
>150 days...
62.4